Restricted cash	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Restricted Assets Disclosure [Text Block]
6.	Restricted cash:

At December 31, 2017, the Company held restricted cash relating to deposits which are pledged as collateral for bank guarantees for sales contracts with various hospitals and health authorities of $1,863 (2016 - $1,443) and for operating lease arrangements of $237 (2016 – $104). During the year ended December 31, 2017, $1,000 was released from a non-interest bearing escrow account upon the Company’s repayment of all amounts owing under the deferred consideration liability in connection with the acquisition of Correvio LLC (note 12).